Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of March 31, 2022 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.8%
Aptiv plc *	10,231	1,224,753
BorgWarner, Inc.	9,075	353,017
Ford Motor Co.	148,789	2,516,022
General Motors Co. *	54,963	2,404,082
Tesla, Inc. *	31,667	34,124,359
		40,622,233

Banks 3.8%
Bank of America Corp.	268,886	11,083,481
Citigroup, Inc.	75,056	4,007,990
Citizens Financial Group, Inc.	16,125	730,946
Comerica, Inc.	4,931	445,910
Fifth Third Bancorp	25,866	1,113,273
First Republic Bank	6,781	1,099,200
Huntington Bancshares, Inc.	54,378	795,006
JPMorgan Chase & Co.	111,787	15,238,804
KeyCorp	35,188	787,507
M&T Bank Corp.	4,873	825,974
People's United Financial, Inc.	16,157	322,978
Regions Financial Corp.	35,687	794,393
Signature Bank	2,374	696,745
SVB Financial Group *	2,221	1,242,539
The PNC Financial Services Group, Inc.	15,886	2,930,173
Truist Financial Corp.	50,490	2,862,783
U.S. Bancorp	51,081	2,714,955
Wells Fargo & Co.	146,987	7,122,990
Zions Bancorp NA	5,746	376,708
		55,192,355

Capital Goods 5.3%
3M Co.	21,601	3,215,957
A.O. Smith Corp.	4,974	317,789
Allegion plc	3,387	371,825
AMETEK, Inc.	8,744	1,164,526
Carrier Global Corp.	32,318	1,482,427
Caterpillar, Inc.	20,462	4,559,343
Cummins, Inc.	5,386	1,104,722
Deere & Co.	10,609	4,407,615
Dover Corp.	5,446	854,477
Eaton Corp. plc	15,075	2,287,782
Emerson Electric Co.	22,466	2,202,791
Fastenal Co.	21,745	1,291,653
Fortive Corp.	13,569	826,759
Fortune Brands Home & Security, Inc.	5,153	382,765
Generac Holdings, Inc. *	2,390	710,451
General Dynamics Corp.	8,718	2,102,607
General Electric Co.	41,585	3,805,028
Honeywell International, Inc.	25,941	5,047,600
Howmet Aerospace, Inc.	14,364	516,242
Huntington Ingalls Industries, Inc.	1,514	301,952
IDEX Corp.	2,869	550,073
SECURITY	NUMBER OF SHARES	VALUE ($)
Illinois Tool Works, Inc.	10,802	2,261,939
Ingersoll Rand, Inc.	15,438	777,303
Johnson Controls International plc	26,594	1,743,769
L3Harris Technologies, Inc.	7,425	1,844,890
Lockheed Martin Corp.	9,169	4,047,197
Masco Corp.	9,080	463,080
Nordson Corp.	2,056	466,876
Northrop Grumman Corp.	5,552	2,482,965
Otis Worldwide Corp.	16,064	1,236,125
PACCAR, Inc.	13,134	1,156,711
Parker-Hannifin Corp.	4,855	1,377,655
Pentair plc	6,303	341,686
Quanta Services, Inc.	5,406	711,484
Raytheon Technologies Corp.	56,444	5,591,907
Rockwell Automation, Inc.	4,404	1,233,252
Roper Technologies, Inc.	3,990	1,884,198
Snap-on, Inc.	2,011	413,220
Stanley Black & Decker, Inc.	6,170	862,504
Textron, Inc.	8,318	618,693
The Boeing Co. *	20,732	3,970,178
Trane Technologies plc	8,825	1,347,578
TransDigm Group, Inc. *	1,993	1,298,519
United Rentals, Inc. *	2,738	972,565
W.W. Grainger, Inc.	1,639	845,380
Westinghouse Air Brake Technologies Corp.	7,089	681,749
Xylem, Inc.	6,807	580,365
		76,716,172

Commercial & Professional Services 0.7%
Cintas Corp.	3,334	1,418,250
Copart, Inc. *	8,072	1,012,794
Equifax, Inc.	4,615	1,094,216
Jacobs Engineering Group, Inc.	4,902	675,545
Leidos Holdings, Inc.	5,302	572,722
Nielsen Holdings plc	13,568	369,592
Republic Services, Inc.	7,909	1,047,943
Robert Half International, Inc.	4,143	473,048
Rollins, Inc.	8,579	300,694
Verisk Analytics, Inc.	6,095	1,308,170
Waste Management, Inc.	14,554	2,306,809
		10,579,783

Consumer Durables & Apparel 0.9%
D.R. Horton, Inc.	12,189	908,202
Garmin Ltd.	5,760	683,194
Hasbro, Inc.	4,919	402,964
Lennar Corp., Class A	9,882	802,122
Mohawk Industries, Inc. *	2,071	257,218
Newell Brands, Inc.	14,282	305,778
NIKE, Inc., Class B	48,278	6,496,288
NVR, Inc. *	124	553,941
PulteGroup, Inc.	9,422	394,782
PVH Corp.	2,637	202,021
Ralph Lauren Corp.	1,738	197,159

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tapestry, Inc.	10,041	373,023
Under Armour, Inc., Class A *	7,112	121,046
Under Armour, Inc., Class C *	8,066	125,507
VF Corp.	12,229	695,341
Whirlpool Corp.	2,237	386,509
		12,905,095

Consumer Services 1.9%
Booking Holdings, Inc. *	1,553	3,647,143
Caesars Entertainment, Inc. *	8,066	623,986
Carnival Corp. *	30,626	619,258
Chipotle Mexican Grill, Inc. *	1,065	1,684,862
Darden Restaurants, Inc.	4,834	642,680
Domino's Pizza, Inc.	1,374	559,232
Expedia Group, Inc. *	5,683	1,111,993
Hilton Worldwide Holdings, Inc. *	10,552	1,601,160
Las Vegas Sands Corp. *	13,042	506,943
Marriott International, Inc., Class A *	10,353	1,819,540
McDonald's Corp.	28,262	6,988,627
MGM Resorts International	14,267	598,358
Norwegian Cruise Line Holdings Ltd. *	15,857	346,951
Penn National Gaming, Inc. *	6,289	266,779
Royal Caribbean Cruises Ltd. *	8,463	709,030
Starbucks Corp.	43,509	3,958,014
Wynn Resorts Ltd. *	3,970	316,568
Yum! Brands, Inc.	10,927	1,295,177
		27,296,301

Diversified Financials 5.2%
American Express Co.	23,268	4,351,116
Ameriprise Financial, Inc.	4,194	1,259,710
Berkshire Hathaway, Inc., Class B *	69,275	24,447,840
BlackRock, Inc.	5,395	4,122,697
Capital One Financial Corp.	15,662	2,056,264
Cboe Global Markets, Inc.	4,041	462,371
CME Group, Inc.	13,597	3,234,182
Discover Financial Services	10,895	1,200,520
FactSet Research Systems, Inc.	1,431	621,269
Franklin Resources, Inc.	10,608	296,175
Intercontinental Exchange, Inc.	21,256	2,808,343
Invesco Ltd.	12,935	298,281
MarketAxess Holdings, Inc.	1,442	490,568
Moody's Corp.	6,123	2,065,962
Morgan Stanley	53,628	4,687,087
MSCI, Inc.	3,079	1,548,368
Nasdaq, Inc.	4,437	790,673
Northern Trust Corp.	7,862	915,530
Raymond James Financial, Inc.	7,070	777,064
S&P Global, Inc.	13,399	5,496,002
State Street Corp.	13,848	1,206,438
Synchrony Financial	19,719	686,418
T. Rowe Price Group, Inc.	8,667	1,310,364
The Bank of New York Mellon Corp.	27,989	1,389,094
The Charles Schwab Corp. (a)	56,716	4,781,726
The Goldman Sachs Group, Inc.	12,841	4,238,814
		75,542,876

Energy 3.9%
APA Corp.	13,733	567,585
Baker Hughes Co.	34,260	1,247,407
Chevron Corp.	72,919	11,873,401
ConocoPhillips	49,262	4,926,200
Coterra Energy, Inc.	30,817	831,134
Devon Energy Corp.	23,838	1,409,541
Diamondback Energy, Inc.	6,444	883,343
EOG Resources, Inc.	22,134	2,639,037
SECURITY	NUMBER OF SHARES	VALUE ($)
Exxon Mobil Corp.	160,143	13,226,210
Halliburton Co.	33,991	1,287,239
Hess Corp.	10,430	1,116,427
Kinder Morgan, Inc.	73,651	1,392,740
Marathon Oil Corp.	29,370	737,481
Marathon Petroleum Corp.	21,920	1,874,160
Occidental Petroleum Corp.	33,567	1,904,592
ONEOK, Inc.	16,869	1,191,457
Phillips 66	17,714	1,530,312
Pioneer Natural Resources Co.	8,588	2,147,258
Schlumberger N.V.	53,087	2,193,024
The Williams Cos., Inc.	45,975	1,536,025
Valero Energy Corp.	15,440	1,567,778
		56,082,351

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	16,775	9,659,884
Sysco Corp.	19,169	1,565,149
The Kroger Co.	25,278	1,450,199
Walgreens Boots Alliance, Inc.	27,114	1,213,894
Walmart, Inc.	53,520	7,970,198
		21,859,324

Food, Beverage & Tobacco 3.0%
Altria Group, Inc.	68,969	3,603,630
Archer-Daniels-Midland Co.	21,168	1,910,624
Brown-Forman Corp., Class B	6,925	464,114
Campbell Soup Co.	7,620	339,623
Conagra Brands, Inc.	18,090	607,281
Constellation Brands, Inc., Class A	6,225	1,433,742
General Mills, Inc.	22,836	1,546,454
Hormel Foods Corp.	10,667	549,777
Kellogg Co.	9,645	622,006
Lamb Weston Holdings, Inc.	5,500	329,505
McCormick & Co, Inc.	9,454	943,509
Molson Coors Beverage Co., Class B	7,084	378,144
Mondelez International, Inc., Class A	52,528	3,297,708
Monster Beverage Corp. *	14,214	1,135,699
PepsiCo, Inc.	52,333	8,759,498
Philip Morris International, Inc.	58,632	5,507,890
The Coca-Cola Co.	147,052	9,117,224
The Hershey Co.	5,501	1,191,682
The JM Smucker Co.	4,091	553,962
The Kraft Heinz Co.	26,862	1,058,094
Tyson Foods, Inc., Class A	11,065	991,756
		44,341,922

Health Care Equipment & Services 5.9%
Abbott Laboratories	66,892	7,917,337
ABIOMED, Inc. *	1,720	569,733
Align Technology, Inc. *	2,775	1,209,900
AmerisourceBergen Corp.	5,694	880,919
Anthem, Inc.	9,181	4,509,891
Baxter International, Inc.	18,942	1,468,763
Becton Dickinson & Co.	10,773	2,865,618
Boston Scientific Corp. *	53,908	2,387,585
Cardinal Health, Inc.	10,481	594,273
Centene Corp. *	22,072	1,858,242
Cerner Corp.	11,133	1,041,603
Cigna Corp.	12,216	2,927,076
CVS Health Corp.	49,646	5,024,672
DaVita, Inc. *	2,311	261,397
Dentsply Sirona, Inc.	8,232	405,179
DexCom, Inc. *	3,667	1,876,037
Edwards Lifesciences Corp. *	23,619	2,780,429
HCA Healthcare, Inc.	9,058	2,270,116

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Henry Schein, Inc. *	5,244	457,224
Hologic, Inc. *	9,459	726,640
Humana, Inc.	4,862	2,115,796
IDEXX Laboratories, Inc. *	3,208	1,754,968
Intuitive Surgical, Inc. *	13,534	4,082,937
Laboratory Corp. of America Holdings *	3,521	928,347
McKesson Corp.	5,672	1,736,369
Medtronic plc	50,863	5,643,250
Molina Healthcare, Inc. *	2,213	738,235
Quest Diagnostics, Inc.	4,501	616,007
ResMed, Inc.	5,525	1,339,868
STERIS plc	3,788	915,825
Stryker Corp.	12,701	3,395,612
Teleflex, Inc.	1,767	626,985
The Cooper Cos., Inc.	1,867	779,640
UnitedHealth Group, Inc.	35,627	18,168,701
Universal Health Services, Inc., Class B	2,780	402,961
Zimmer Biomet Holdings, Inc.	7,903	1,010,794
		86,288,929

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	9,163	910,619
Colgate-Palmolive Co.	31,880	2,417,460
Kimberly-Clark Corp.	12,745	1,569,674
The Clorox Co.	4,639	644,960
The Estee Lauder Cos., Inc., Class A	8,793	2,394,510
The Procter & Gamble Co.	90,680	13,855,904
		21,793,127

Insurance 2.1%
Aflac, Inc.	22,685	1,460,687
American International Group, Inc.	31,410	1,971,606
Aon plc, Class A	8,127	2,646,395
Arthur J. Gallagher & Co.	7,876	1,375,150
Assurant, Inc.	2,143	389,662
Brown & Brown, Inc.	8,847	639,373
Chubb Ltd.	16,296	3,485,714
Cincinnati Financial Corp.	5,675	771,573
Everest Re Group Ltd.	1,487	448,152
Globe Life, Inc.	3,498	351,899
Lincoln National Corp.	6,312	412,552
Loews Corp.	7,432	481,742
Marsh & McLennan Cos., Inc.	19,099	3,254,852
MetLife, Inc.	26,537	1,865,020
Principal Financial Group, Inc.	9,193	674,858
Prudential Financial, Inc.	14,313	1,691,367
The Allstate Corp.	10,604	1,468,760
The Hartford Financial Services Group, Inc.	12,673	910,048
The Progressive Corp.	22,112	2,520,547
The Travelers Cos., Inc.	9,133	1,668,873
W.R. Berkley Corp.	7,906	526,461
Willis Towers Watson plc	4,618	1,090,864
		30,106,155

Materials 2.6%
Air Products and Chemicals, Inc.	8,386	2,095,745
Albemarle Corp.	4,425	978,589
Amcor plc	57,240	648,529
Avery Dennison Corp.	3,129	544,352
Ball Corp.	12,244	1,101,960
Celanese Corp.	4,099	585,624
CF Industries Holdings, Inc.	8,123	837,156
Corteva, Inc.	27,497	1,580,528
Dow, Inc.	27,847	1,774,411
DuPont de Nemours, Inc.	19,385	1,426,348
SECURITY	NUMBER OF SHARES	VALUE ($)
Eastman Chemical Co.	4,879	546,741
Ecolab, Inc.	9,432	1,665,314
FMC Corp.	4,782	629,168
Freeport-McMoRan, Inc.	55,532	2,762,162
International Flavors & Fragrances, Inc.	9,628	1,264,445
International Paper Co.	14,683	677,620
Linde plc	19,387	6,192,789
LyondellBasell Industries N.V., Class A	9,942	1,022,236
Martin Marietta Materials, Inc.	2,358	907,571
Newmont Corp.	30,167	2,396,768
Nucor Corp.	10,289	1,529,460
Packaging Corp. of America	3,601	562,152
PPG Industries, Inc.	8,979	1,176,878
Sealed Air Corp.	5,625	376,650
The Mosaic Co.	14,012	931,798
The Sherwin-Williams Co.	9,124	2,277,533
Vulcan Materials Co.	5,017	921,623
Westrock Co.	9,982	469,454
		37,883,604

Media & Entertainment 8.1%
Activision Blizzard, Inc.	29,471	2,360,922
Alphabet, Inc., Class A *	11,377	31,643,419
Alphabet, Inc., Class C *	10,507	29,345,946
Charter Communications, Inc., Class A *	4,509	2,459,750
Comcast Corp., Class A	171,129	8,012,260
Discovery, Inc., Class A *	6,455	160,859
Discovery, Inc., Class C *	11,392	284,458
DISH Network Corp., Class A *	9,465	299,567
Electronic Arts, Inc.	10,625	1,344,169
Fox Corp., Class A	11,948	471,349
Fox Corp., Class B	5,422	196,710
Live Nation Entertainment, Inc. *	5,101	600,082
Match Group, Inc. *	10,710	1,164,605
Meta Platforms, Inc., Class A *	87,347	19,422,479
Netflix, Inc. *	16,795	6,291,239
News Corp., Class A	14,593	323,235
News Corp., Class B	4,697	105,776
Omnicom Group, Inc.	7,909	671,316
Paramount Global, Class B	22,955	867,928
Take-Two Interactive Software, Inc. *	4,376	672,766
The Interpublic Group of Cos., Inc.	14,879	527,461
The Walt Disney Co. *	68,871	9,446,346
Twitter, Inc. *	30,251	1,170,411
		117,843,053

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
AbbVie, Inc.	66,874	10,840,944
Agilent Technologies, Inc.	11,373	1,504,989
Amgen, Inc.	21,307	5,152,459
Biogen, Inc. *	5,557	1,170,304
Bio-Rad Laboratories, Inc., Class A *	818	460,722
Bio-Techne Corp.	1,482	641,765
Bristol-Myers Squibb Co.	82,453	6,021,543
Catalent, Inc. *	6,776	751,458
Charles River Laboratories International, Inc. *	1,912	542,951
Danaher Corp.	24,071	7,060,746
Eli Lilly & Co.	30,034	8,600,837
Gilead Sciences, Inc.	47,451	2,820,962
Illumina, Inc. *	5,912	2,065,653
Incyte Corp. *	7,111	564,756
IQVIA Holdings, Inc. *	7,230	1,671,648
Johnson & Johnson	99,583	17,649,095
Merck & Co., Inc.	95,553	7,840,124
Mettler-Toledo International, Inc. *	869	1,193,302
Moderna, Inc. *	13,344	2,298,637

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Organon & Co.	9,552	333,651
PerkinElmer, Inc.	4,773	832,698
Pfizer, Inc.	212,328	10,992,221
Regeneron Pharmaceuticals, Inc. *	4,037	2,819,522
Thermo Fisher Scientific, Inc.	14,905	8,803,638
Vertex Pharmaceuticals, Inc. *	9,630	2,513,141
Viatris, Inc.	45,742	497,673
Waters Corp. *	2,311	717,311
West Pharmaceutical Services, Inc.	2,802	1,150,809
Zoetis, Inc.	17,896	3,375,007
		110,888,566

Real Estate 2.7%
Alexandria Real Estate Equities, Inc.	5,503	1,107,479
American Tower Corp.	17,227	4,327,767
AvalonBay Communities, Inc.	5,281	1,311,642
Boston Properties, Inc.	5,360	690,368
CBRE Group, Inc., Class A *	12,659	1,158,552
Crown Castle International Corp.	16,352	3,018,579
Digital Realty Trust, Inc.	10,743	1,523,357
Duke Realty Corp.	14,412	836,761
Equinix, Inc.	3,406	2,525,958
Equity Residential	12,914	1,161,227
Essex Property Trust, Inc.	2,469	852,990
Extra Space Storage, Inc.	5,066	1,041,570
Federal Realty Investment Trust	2,675	326,537
Healthpeak Properties, Inc.	20,438	701,636
Host Hotels & Resorts, Inc.	27,049	525,562
Iron Mountain, Inc.	10,939	606,130
Kimco Realty Corp.	23,281	575,041
Mid-America Apartment Communities, Inc.	4,362	913,621
Prologis, Inc.	27,991	4,519,987
Public Storage	5,771	2,252,306
Realty Income Corp.	21,431	1,485,168
Regency Centers Corp.	5,822	415,341
SBA Communications Corp.	4,109	1,413,907
Simon Property Group, Inc.	12,432	1,635,554
UDR, Inc.	11,313	649,027
Ventas, Inc.	15,102	932,699
Vornado Realty Trust	6,020	272,826
Welltower, Inc.	16,476	1,584,003
Weyerhaeuser Co.	28,291	1,072,229
		39,437,824

Retailing 6.4%
Advance Auto Parts, Inc.	2,367	489,874
Amazon.com, Inc. *	16,554	53,965,212
AutoZone, Inc. *	780	1,594,772
Bath & Body Works, Inc.	9,777	467,341
Best Buy Co., Inc.	8,190	744,471
CarMax, Inc. *	6,117	590,168
Dollar General Corp.	8,766	1,951,575
Dollar Tree, Inc. *	8,511	1,363,037
eBay, Inc.	23,656	1,354,543
Etsy, Inc. *	4,782	594,307
Genuine Parts Co.	5,375	677,357
LKQ Corp.	10,154	461,093
Lowe's Cos., Inc.	25,485	5,152,812
O'Reilly Automotive, Inc. *	2,549	1,745,963
Pool Corp.	1,512	639,349
Ross Stores, Inc.	13,365	1,208,998
Target Corp.	18,125	3,846,487
The Home Depot, Inc.	39,499	11,823,236
The TJX Cos., Inc.	45,120	2,733,370
SECURITY	NUMBER OF SHARES	VALUE ($)
Tractor Supply Co.	4,305	1,004,658
Ulta Beauty, Inc. *	2,047	815,156
		93,223,779

Semiconductors & Semiconductor Equipment 6.0%
Advanced Micro Devices, Inc. *	61,841	6,761,695
Analog Devices, Inc.	19,869	3,281,961
Applied Materials, Inc.	33,591	4,427,294
Broadcom, Inc.	15,618	9,834,342
Enphase Energy, Inc. *	5,067	1,022,419
Intel Corp.	154,030	7,633,727
KLA Corp.	5,701	2,086,908
Lam Research Corp.	5,277	2,836,968
Microchip Technology, Inc.	21,031	1,580,269
Micron Technology, Inc.	42,357	3,299,187
Monolithic Power Systems, Inc.	1,642	797,487
NVIDIA Corp.	94,568	25,803,824
NXP Semiconductor N.V.	10,059	1,861,720
Qorvo, Inc. *	4,102	509,058
QUALCOMM, Inc.	42,630	6,514,717
Skyworks Solutions, Inc.	6,205	827,002
SolarEdge Technologies, Inc. *	1,981	638,615
Teradyne, Inc.	6,178	730,425
Texas Instruments, Inc.	34,933	6,409,507
		86,857,125

Software & Services 13.1%
Accenture plc, Class A	23,906	8,061,820
Adobe, Inc. *	17,844	8,130,083
Akamai Technologies, Inc. *	6,160	735,442
ANSYS, Inc. *	3,301	1,048,563
Autodesk, Inc. *	8,322	1,783,821
Automatic Data Processing, Inc.	15,888	3,615,156
Broadridge Financial Solutions, Inc.	4,423	688,705
Cadence Design Systems, Inc. *	10,486	1,724,528
Ceridian HCM Holding, Inc. *	5,167	353,216
Citrix Systems, Inc.	4,726	476,853
Cognizant Technology Solutions Corp., Class A	19,862	1,781,026
DXC Technology Co. *	9,305	303,622
EPAM Systems, Inc. *	2,141	635,042
Fidelity National Information Services, Inc.	23,033	2,312,974
Fiserv, Inc. *	22,477	2,279,168
FleetCor Technologies, Inc. *	3,077	766,358
Fortinet, Inc. *	5,134	1,754,493
Gartner, Inc. *	3,111	925,398
Global Payments, Inc.	10,756	1,471,851
International Business Machines Corp.	33,922	4,410,538
Intuit, Inc.	10,712	5,150,758
Jack Henry & Associates, Inc.	2,755	542,873
Mastercard, Inc., Class A	32,647	11,667,385
Microsoft Corp.	283,585	87,432,091
NortonLifeLock, Inc.	21,957	582,300
Oracle Corp.	59,601	4,930,791
Paychex, Inc.	12,142	1,657,019
Paycom Software, Inc. *	1,817	629,372
PayPal Holdings, Inc. *	44,071	5,096,811
PTC, Inc. *	3,978	428,510
salesforce.com, Inc. *	37,261	7,911,256
ServiceNow, Inc. *	7,566	4,213,430
Synopsys, Inc. *	5,805	1,934,632
Tyler Technologies, Inc. *	1,555	691,804
VeriSign, Inc. *	3,659	813,981
Visa, Inc., Class A	62,733	13,912,297
		190,853,967

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 8.8%
Amphenol Corp., Class A	22,647	1,706,451
Apple Inc.	586,452	102,400,384
Arista Networks, Inc. *	8,488	1,179,662
CDW Corp.	5,133	918,242
Cisco Systems, Inc.	159,546	8,896,285
Corning, Inc.	28,257	1,042,966
F5, Inc. *	2,291	478,704
Hewlett Packard Enterprise Co.	48,971	818,305
HP, Inc.	40,891	1,484,343
IPG Photonics Corp. *	1,356	148,835
Juniper Networks, Inc.	12,267	455,842
Keysight Technologies, Inc. *	6,924	1,093,784
Motorola Solutions, Inc.	6,397	1,549,353
NetApp, Inc.	8,420	698,860
Seagate Technology Holdings plc	7,619	684,948
TE Connectivity Ltd.	12,313	1,612,757
Teledyne Technologies, Inc. *	1,766	834,665
Trimble, Inc. *	9,464	682,733
Western Digital Corp. *	11,852	588,452
Zebra Technologies Corp., Class A *	2,008	830,710
		128,106,281

Telecommunication Services 1.2%
AT&T, Inc.	270,139	6,383,385
Lumen Technologies, Inc.	34,877	393,064
T-Mobile US, Inc. *	22,210	2,850,653
Verizon Communications, Inc.	158,799	8,089,221
		17,716,323

Transportation 1.8%
Alaska Air Group, Inc. *	4,738	274,851
American Airlines Group, Inc. *	24,517	447,435
C.H. Robinson Worldwide, Inc.	4,919	529,826
CSX Corp.	83,894	3,141,830
Delta Air Lines, Inc. *	24,209	957,950
Expeditors International of Washington, Inc.	6,390	659,193
FedEx Corp.	9,222	2,133,879
JB Hunt Transport Services, Inc.	3,185	639,516
Norfolk Southern Corp.	9,069	2,586,660
Old Dominion Freight Line, Inc.	3,523	1,052,250
Southwest Airlines Co. *	22,392	1,025,554
Union Pacific Corp.	24,091	6,581,902
United Airlines Holdings, Inc. *	12,298	570,135
United Parcel Service, Inc., Class B	27,583	5,915,450
		26,516,431

Utilities 2.7%
Alliant Energy Corp.	9,447	590,249
Ameren Corp.	9,739	913,129
American Electric Power Co., Inc.	19,044	1,900,020
American Water Works Co., Inc.	6,868	1,136,860
Atmos Energy Corp.	5,124	612,267
SECURITY	NUMBER OF SHARES	VALUE ($)
CenterPoint Energy, Inc.	23,835	730,304
CMS Energy Corp.	10,970	767,242
Consolidated Edison, Inc.	13,381	1,266,913
Constellation Energy Corp.	12,392	697,050
Dominion Energy, Inc.	30,644	2,603,821
DTE Energy Co.	7,322	968,042
Duke Energy Corp.	29,087	3,247,854
Edison International	14,370	1,007,337
Entergy Corp.	7,605	887,884
Evergy, Inc.	8,655	591,483
Eversource Energy	13,004	1,146,823
Exelon Corp.	37,034	1,763,929
FirstEnergy Corp.	21,579	989,613
NextEra Energy, Inc.	74,223	6,287,430
NiSource, Inc.	14,858	472,484
NRG Energy, Inc.	9,270	355,597
Pinnacle West Capital Corp.	4,267	333,253
PPL Corp.	28,440	812,246
Public Service Enterprise Group, Inc.	19,113	1,337,910
Sempra Energy	12,080	2,030,890
The AES Corp.	25,171	647,650
The Southern Co.	40,087	2,906,708
WEC Energy Group, Inc.	11,940	1,191,731
Xcel Energy, Inc.	20,408	1,472,845
		39,669,564
Total Common Stocks (Cost $811,805,135)		1,448,323,140

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Time Deposits 0.4%
BNP Paribas SA
0.15%, 04/01/22 (b)	5,135,659	5,135,659
Total Short-Term Investments (Cost $5,135,659)		5,135,659
Total Investments in Securities (Cost $816,940,794)		1,453,458,799

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 06/17/22	28	6,343,050	91,626

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2022:
	VALUE AT 12/31/21	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 3/31/22	BALANCE OF SHARES HELD AT 3/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$4,552,333	$273,204	($53,258)	($3,639)	$13,086	$4,781,726	56,716	$10,966

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2022:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,448,323,140	$—	$—	$1,448,323,140
Short-Term Investments[1]	—	5,135,659	—	5,135,659
Futures Contracts[2]	91,626	—	—	91,626
Total	$1,448,414,766	$5,135,659	$—	$1,453,550,425

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)— Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)— Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47715MAR22